SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Subsequent to November 30, 2017 and through the date that these financials were made available, we obtained $3,661,871 in additional capital. We issued units consisting of an aggregate of 881,642 shares of common stock and warrants to purchase 881,642 shares of common stock, exercisable for three years from issuance at a price range of $0.81 to $2.60 per share, for aggregate gross proceeds of $595,998. We issued 2,317,948 shares of common stock for the exercise of warrants for proceeds of $1,597,123. We then issued 2,313,615 replacement warrants, exercisable for three years from issuance at exercise price ranging from $0.81 to $0.88. In addition, we issued convertible notes in the total amount of $1,709,308 which provides cash proceeds of $1,468,750. The Convertible Notes have maturity dates ranging from six months to one year, annual interest rate at 0% to 12% and a conversion price equal to 70% of the lowest trading price of the Company’s Common Stock for the 25 days prior to the conversion. In conjunction with these convertible notes, the Company issued 279,277 shares of common stock and warrants to purchase 18,000 shares of common stock, exercisable in five years at $1.75 per share.

Pursuant to our agreement with Brighton Capital, Ltd. (see Note 10), we issued 20,000 shares of common stock and a total of 50,000 warrants at an exercise price of $1.90 per share for a term of five years.

On December 28, 2017, the Company appointed Kevin L. Spence as its Chief Financial Officer, effective January 1, 2018. Pursuant to his employment agreement, the Company agreed to grant stock options to purchase at least 1,750,000 shares of the Company’s common stock on the effective date of the Employment Agreement, and on January 15 of each of 2018, 2019 and 2020, so long as he remains employed by the Company on those dates, at a per share exercise price of $0.01 above the closing price of the Company’s common stock for the January 2018 grant, $1.75 for the January 2019 grant and $2.50 for the January 2020 grant, in each case in accordance with the Company’s policies in effect from time to time and subject to approval of the board of directors.

On December 30, 2017, the Company expanded the size of its board of directors from two members to six, and elected Samuel Gulko, Karen Laustsen, James H. Leach and James C. Witham (the “new directors”) to fill the newly created vacancies on the Company’s board of directors, effective on such date. Also on December 30, 2017, the Company’s board of directors created three new committees of the board of directors: an audit committee, a compensation committee and a nominating and corporate governance committee. In connection with the election of the new directors, Messrs. Gulko, Leach and Witham were appointed to serve on the audit committee, Ms. Laustsen and Messrs. Gulko and Leach were appointed to serve on the compensation committee and Messrs. Gulko, Leach and Witham were appointed to serve on the nominating and corporate governance committee. Each new director will receive an annual grant of an option to purchase 100,000 shares of the Company’s common stock, which such initial options having an exercise price equal to $1.98 per share and being fully vested and exercisable as of the grant date.

On February 1, 2018, the Company and Marius de Mos, an executive officer of the Company, Apcentive and certain other individuals were named as defendants in a lawsuit filed in the Superior Court of California, County of Orange, captioned Brian Cafferty v. Apcentive, Inc., Airborne Wireless Network, Robert Bruce Harris, Marius de Mos and Joseph Lai, Case No. 30-2017-00909113. The complaint makes breach of contract, conversion, breach of fiduciary duty and other claims against certain of the defendants, alleging that such defendants acted wrongfully in connection with the plaintiff’s prior service as an employee of Apcentive. The claims against the Company and Mr. de Mos relate only to the issuance of shares by the Company to Apcentive in connection with the Company’s purchase of Apcentive’s patent in August 2016. The complaint seeks a judicially rendered accounting from the Company, a judgment voiding the transaction between Apcentive and the Company and disgorgement of the Company stock held by Apcentive, if any. The outcome of this lawsuit is uncertain. The Company believes that the claims asserted against it in the complaint are without merit.

NOTE 12 - SUBSEQUENT EVENTS

Subsequent to August 31, 2017 and through the date that these financials were made available, we obtained $6,394,872 in additional capital. We issued units consisting of an aggregate of 1,312,722 shares of common stock and warrants to purchase 1,312,722 shares of common stock, exercisable for one to five years from issuance at a price range of $0.81 to $2.60 per share, for aggregate gross proceeds of $1,079,998. We issued 2,317,948 shares of common stock for the exercise of warrants for proceeds of $1,597,123. We then issued 2,313,615 replacement warrants, exercisable for three years from issuance at exercise price ranging from $0.81 to $0.88. In addition, we issued convertible notes in the total amount of $4,299,433 which provides cash proceeds of $3,717,750. The Convertible Notes have maturity dates ranging from six months to one year, annual interest rate at 0% to 12% and a conversion price equal to 70% of the lowest trading price of the Company’s Common Stock for the 25 days prior to the conversion. In conjunction with these convertible notes, the Company issued 279,277 shares of common stock and warrants to purchase 18,000 shares of common stock, exercisable in five years at $1.75 per share.

Pursuant to our agreement with Brighton Capital, Ltd. (see Note 10), we issued 20,000 shares of common stock and a total of 50,000 warrants at an exercise price of $1.90 for a term of five years.

Pursuant to our agreement with Zapzorn, we are obligated to a three month media buy for $1.65 million.

On February 1, 2018, the Company and Marius de Mos, an executive officer of the Company, Apcentive and certain other individuals were named as defendants in a lawsuit filed in the Superior Court of California, County of Orange, captioned Brian Cafferty v. Apcentive, Inc., Airborne Wireless Network, Robert Bruce Harris, Marius de Mos and Joseph Lai, Case No. 30-2017-00909113. The complaint makes breach of contract, conversion, breach of fiduciary duty and other claims against certain of the defendants, alleging that such defendants acted wrongfully in connection with the plaintiff’s prior service as an employee of Apcentive. The claims against the Company and Mr. de Mos relate only to the issuance of shares by the Company to Apcentive in connection with the Company’s purchase of Apcentive’s patent in August 2016. The complaint seeks a judicially rendered accounting from the Company, a judgment voiding the transaction between Apcentive and the Company and disgorgement of the Company stock held by Apcentive, if any. The outcome of this lawsuit is uncertain. The Company believes that the claims asserted against it in the complaint are without merit.